Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jan. 02, 2019
Related Parties (Textual)
Subscription receivable from shareholder			$ 3,022,606
Working capital	$ 1,426,000	$ 1,501,000
Due from shareholder		$ 4,433,000
Dividends paid to the individual shareholder	$ 385,901
LFGL [Member]
Related Parties (Textual)
Shareholder owns, percentage	100.00%